Cover	Aug. 13, 2024
Cover [Abstract]
Entity Registrant Name	IVANHOE ELECTRIC INC.
Entity Central Index Key	0001879016
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 13, 2024
Entity File Number	001-41436
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0633823
Entity Address Address Line 1	450 E. Rio Salado Parkway
Entity Address Address Line 2	Suite 130
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	480
Local Phone Number	656-5821
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IE
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false